REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
REVENUES
Schedule of disaggregated revenue information from continuing operations by geographic area based upon customer's country of domicile

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
United States	$9,794,419	$7,885,201	$17,439,822	$16,139,557
	9,794,419	7,885,201	17,439,822	16,139,557

	Year Ended December 31,
	2025	2024
United States	$33,072,261	$21,078,971

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$1,730,697	$—
Total product revenue	1,730,697	—
Service revenue
Revenue recognized over a period of time (2)	31,341,564	21,078,971
Total service revenue	31,341,564	21,078,971
Total revenue	$33,072,261	$21,078,971

(1)Product revenue consists of sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, and (iii) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.

Schedule of contract assets and liability activity

Contract Assets

Balance as of Jan 1, 2025	$206,750
Recognition of cost on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	167,126
Balance as of March 31, 2025	167,126
Recognition of cost on contracts where performance obligations completed during the period	(159,378)
Deferral of costs on contracts where performance obligations were not complete	103,404
Balance as of June 30, 2025	$111,152

Balance as of Jan 1, 2026	303,910
Recognition of cost on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	128,806
Balance as of March 31, 2026	145,341
Recognition of cost on contracts where performance obligations completed during the period	(71,163)
Deferral of costs on contracts where performance obligations were not complete	267,310
Balance as of June 30, 2026	$341,488

Contract Liabilities

Balance as of Jan 1, 2025	$560,107
Recognition of revenue recorded as contract liability as of Jan 1, 2025	(389,390)
Customer Advance Payments	766,115
Balance as of March 31, 2025	936,832
Recognition of revenue recorded as contract liability as of Apr 1, 2025	(568,017)
Customer Advance Payments	1,767,618
Balance as of June 30, 2025	$2,136,433

Balance as of Jan 1, 2026	705,563
Recognition of revenue recorded as contract liability as of Jan 1, 2026	(455,175)
Customer Advance Payments	1,327,257
Balance as of March 31, 2026	1,577,645
Recognition of revenue recorded as contract liability as of April 1, 2026	(1,330,230)
Customer Advance Payments	514,433
Balance as of June 30, 2026	$761,848

The following table summarizes the contract asset activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$343,646
Deferral of costs on contracts where performance obligations were not complete	(343,646)
Balance as of December 31, 2024	206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	303,910
Balance as of December 31, 2025	$303,910

The following table summarizes the contract liability activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$1,077,511
Recognition of revenue recorded as a contract liability as of January 1, 2024	(1,032,605)
Customer advance payments	515,201
Balance as of December 31, 2024	560,107
Recognition of revenue recorded as a contract liability as of December 31, 2024	(357,086)
Adjustments for the cancelled contract	(175,312)
Customer advance payments	677,854
Balance as of December 31, 2025	$705,563